SIGNIFICANT ACCOUNTING POLICIES (Details 2) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Total Revenues	$ 6,128	$ 4,403	$ 18,118	$ 6,970	$ 13,854	$ 5,511	$ 5,966
Rental [Member]
Total Revenues	1,008	303	2,776	685	1,033	859	533
Product [Member]
Total Revenues	4,800	3,632	13,667	5,563	10,681	4,175	4,916
Service And Warranty [Member]
Total Revenues	$ 320	$ 468	$ 1,675	$ 722	$ 2,140	$ 477	$ 517